Leases - Operating Leases Future Undiscounted Cash Flows (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
Remainder of 2023	$ 2
2024	2
2025	2
2026 and thereafter	3
Operating lease liability payable	$ 9	$ 11